Concentration and Credit Risks (Details) - Revenue Benchmark [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer Concentration Risk [Member] | Customer Two [Member]
Concentration and Credit Risks [Line Items]
Concentration risk percentage	22.00%
Customer Concentration Risk [Member] | Customer One [Member]
Concentration and Credit Risks [Line Items]
Concentration risk percentage		22.00%
Supplier Concentration Risk [Member] | Supplier One [Member]
Concentration and Credit Risks [Line Items]
Concentration risk percentage	39.00%	36.00%